Basis of Presentation of the Consolidated Financial Statements - Effects of the application of exchange rate (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2025	Jan. 01, 2024
Foreign Exchange Rate Line Items
Closing rate		996.46		996.46	877.12
Chilean peso
Foreign Exchange Rate Line Items
Closing rate	907.13	996.46	877.12
Average rate	950.43	943.74	839.91
Argentine Peso
Foreign Exchange Rate Line Items
Closing rate	1,455	1,032	808.45
Average rate	1,250.9	915.43	294.68